STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended							3 Months Ended					9 Months Ended	12 Months Ended
	Nov. 25, 2024	Dec. 05, 2023	Sep. 15, 2021	Apr. 30, 2020	Nov. 30, 2023	Oct. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Jan. 31, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 08, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	200,000,000		200,000,000	100,000,000								200,000,000					200,000,000	200,000,000	200,000,000
Common stock, par value	$ 0.0002		$ 0.00005	$ 0.0001								$ 0.0002					$ 0.0002	$ 0.0002	$ 0.0002
Stock split			2-for-1
Reverse stock split	1-for-4		2-for-1
Number of shares issued, value												$ 3,696	$ 23,608	$ 420,752		$ 774,358
Number of shares issued, average per share				$ 0.00096								$ 3.64					$ 3.64	$ 12.71
Number of shares issued as unrecognized compensation expense																		452,875
Number of shares, cancelled				1,125,000
Number of shares issued for service, value														$ 6,927,869
Treasury stock, common shares												19,700					19,700	0	2,500,000
Treasury stock value																		$ 500	$ 500
Share price												$ 3.64					$ 3.64	$ 12.71
Number of unvested units																		169,829
Unrecognized compensation expense												$ 4,161,913					$ 4,161,913	$ 4,930,679
Number of shares issued as stock option units																	0	45,565
Total compensation expense																		$ 978,234
Number of shares warrants exercised																	120,820
Number of shares issued																	66,737	86,665
Conversion of shares issued																	1,207,355
Number of shares conversion, value												$ 4,125,000					$ 4,125,000		$ 1,696,810
2023 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																	773
Number of shares issued, fair value																	$ 9,269
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																		$ 10.30	$ 10.30
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																		$ 11.94	11.94
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, average per share																			$ 0.84
Number of shares issued as unrecognized compensation expense											8,750								13,334
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares																		192,136
Number of shares issued as unrecognized compensation expense																		192,136
Stock options vested description						the Company was issued 192,136 non-qualified stock option units (on a post-reverse split basis), with 60,043 units (on a post-reverse split basis) vesting immediately, and 12,008 units (on a post-reverse split basis) vesting quarterly commencing from December 1, 2023, with the remaining units vesting on June 1, 2026.
Share price						$ 10.784												$ 10.784
Number of unvested units																		72,051
Unrecognized compensation expense																		$ 776,998
Number of shares issued as unrecognized compensation expense, value																		$ 2,071,995
Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																		68,743
Number of shares issued, shares						34,800	34,800	34,800	5,715	34,800	34,800							41,119
Number of shares issued, value						$ 389,753	$ 389,753	$ 389,753	$ 40,002	$ 389,753	$ 389,753							$ 825,000
Number of shares issued, average per share						$ 11.20	$ 11.20	$ 11.20	$ 7.00	$ 11.20	$ 11.20							$ 12.00
Other Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares					44,086												25,693	174,680	87,495
Number of shares issued, value					$ 520,708												$ 295,469	$ 1,818,626	$ 881,969
Number of shares issued, average per share					$ 11.80							$ 11.50					$ 11.50	$ 10.41	$ 10.52
Number of shares issued for service, value																			$ 34,679
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, average per share																			$ 11.08
Number of shares issued as unrecognized compensation expense																		32,839	76,360
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, average per share												13.00					$ 13.00	$ 12.50
Number of shares issued with stock awards																	532,913
Number of shares issued, value																	$ 6,927,869
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares																	11,692
Number of shares issued, value																	$ 152,000
Number of shares issued, average per share												13.00					$ 13.00		$ 11.08
Number of shares issued as unrecognized compensation expense																		410,632
Investor [Member] | Asset Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares		94,573
Number of shares issued, value		$ 1,047,863
Number of shares issued, average per share		$ 11.08
Investor [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares																	2,937,500
Number of shares issued, value																	$ 588
Twelve Other Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued as unrecognized compensation expense																		188,688
Number of shares issued as unrecognized compensation expense, value																		$ 2,081,686
Number of shares issued as stock option units																		230,432
Twelve Other Employees [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																		$ 10.304
Twelve Other Employees [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																		$ 11.936
Employees and Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, average per share												13.00					$ 13.00
Number of shares issued with stock awards																	147,374
Number of shares issued, value																	$ 1,915,862
Employees or Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued with stock awards																	35,389
Number of shares issued, value																	$ 451,567
Consultant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares																	92,673
Number of shares issued, value																	$ 1,204,737
Number of shares issued, average per share												$ 13.00					$ 13.00
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																	5,112,182	276,262	365,113
Number of shares issued, shares													2,941,039	33,846		75,343
Number of shares issued, value													$ 589	$ 6		$ 15
Number of shares issued as unrecognized compensation expense												2,264	95,625	84,874	11,787
Number of shares, cancelled																			1,125,000
Number of shares warrants exercised													58,320	62,500
Conversion of shares issued												1,207,355
Number of shares conversion, value												$ 241							$ 34
Stock repurchase												$ 9,925,000					$ 9,925,000			$ 10,000,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares																	120,820
Number of shares issued, value																	$ 573,895
Warrant [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares deemed																	7,692